Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination

Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will remain fully vested in their accounts.